February 13, 2009

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Document Control – EDGAR

Re:	Alcoa Inc.
2008 Annual Report on Form 10-K

Ladies and Gentlemen:

This transmission includes the following documents:

1.	Alcoa’s Annual Report on Form 10-K for the year ended December 31, 2008, including the required exhibits;
2.	Letter concerning changes in accounting principles; and
3.	This cover letter.

Very truly yours,

/s/ Thomas F. Seligson
Thomas F. Seligson
Counsel